CORPORATE INFORMATION AND NATURE OF OPERATIONS (Details)					3 Months Ended		12 Months Ended
	Oct. 31, 2020 USD ($)	Apr. 03, 2020 CAD ($)	Apr. 03, 2020 USD ($)	Dec. 18, 2019 USD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Borrowings
Proceeds from issuing shares		$ 75,030,000	$ 53,368,000		$ 75,000,000	$ 53,000,000	$ 53,368,000
Amount drawn							50,000,000	$ 24,601,000
Notional amount								125,000,000
Camino Rojo Project Loan
Borrowings
Amount drawn	$ 50,000,000			$ 25,000,000			75,000,000	25,000,000
Notional amount								$ 125,000,000
Undrawn borrowing facilities							$ 50,000,000